Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of
	December 31, 2022	December 31, 2021
Accounts receivable	8,789,041	$9,380,175
Less: allowance for doubtful accounts	(692,694)	(663,914)
Accounts receivable, net	$8,096,347	$8,716,261

The movements in the allowance for doubtful accounts for the years ended June 30, 2022 and December 31, 2021 were as follows:

	December 31, 2022	December 31, 2021
Balance at beginning of the year	(663,914)	$-
Additions of provision	(120,258)	(306,723)
Written-off	38,973	-
Additions by acquisition	-	(346,023)
Exchange effect	52,505	(11,168)
Balance at end of the year	$(692,694)	$(663,914)